Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Below is the tabular disclosure for our CEO and the average of our NEOs other than the CEO for 2022, 2021 and 2020.

Year	Summary Compensation Table Total for CEO(1) ($)	Compensation Actually Paid to CEO(2) ($)	Average Summary Compensation Table Total for Non-CEO NEOs ($)	Average Compensation Actually Paid to Non-CEO NEOs(3) ($)	Value of Initial Fixed $100 Investment Based on:		GAAP Net Income ($ in millions)	Adjusted EBITDA(5) ($ in millions)
					TSR ($)	Peer Group TSR(4) ($)
2022	6,321,515	2,178,124	1,973,604	763,246	274.39	186.94	330	1,227
2021	5,630,292	30,180,615	1,849,928	7,648,347	320.76	225.20	224	895
2020	4,457,722	6,903,011	1,532,749	2,423,777	135.70	149.21	74	689

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]	The dollar amounts reported are the amounts of total compensation reported for our CEO, Mr. Silber, in the SCT. Mr. Silber served as CEO for each of the years presented.
PEO Total Compensation Amount	$ 6,321,515	$ 5,630,292	$ 4,457,722
PEO Actually Paid Compensation Amount	$ 2,178,124	30,180,615	6,903,011
Adjustment To PEO Compensation, Footnote [Text Block]	CAP to the CEO is based on SCT total compensation, adjusted as set forth in the table below, as determined in accordance with SEC rules.

	2022	2021	2020
SCT Total Compensation	6,321,515	5,630,292	4,457,722
Less: Stock Award Values Reported in SCT for the Year	(3,100,190)	(2,600,058)	(2,400,049)
Plus: Fair Value for Stock Awards Granted in the Covered Year	3,665,251	10,860,919	6,331,064
Change in Fair Value of Outstanding Unvested Stock Awards from Prior Years	(5,149,320)	14,553,120	523,492
Change in Fair Value of Stock Awards from Prior Years that Vested in the Year	440,868	1,736,342	(2,009,218)
Compensation Actually Paid	2,178,124	30,180,615	6,903,011

Non-PEO NEO Average Total Compensation Amount	$ 1,973,604	1,849,928	1,532,749
Non-PEO NEO Average Compensation Actually Paid Amount	$ 763,246	7,648,347	2,423,777
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	Average CAP to the non-CEO NEOs is based on SCT total compensation, adjusted as set forth in the table below, as determined in accordance with SEC rules. For awards with dividend equivalents, these amounts are paid in cash once the underlying award vests, and are incorporated as applicable in the table below. Mr. Irion, Mr. Birnbaum, Mr. Peres and Mr. Cunningham are included are included in the average figures shown for each of the years presented.

	2022	2021	2020
SCT Total Compensation	1,973,604	1,849,928	1,532,749
Less: Stock Award Values Reported in SCT for the Year	(675,267)	(575,060)	(662,534)
Plus: Fair Value for Stock Awards Granted in the Covered Year	798,319	2,402,092	1,656,789
Change in Fair Value of Outstanding Unvested Stock Awards from Prior Years	(1,423,222)	3,495,085	145,574
Change in Fair Value of Stock Awards from Prior Years that Vested in the Year	89,812	476,302	(248,801)
Compensation Actually Paid	763,246	7,648,347	2,423,777

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]

Financial Performance Measures
Adjusted EBITDA
Equipment Rental Revenue Growth
REBITDA Margin
Return on Invested Capital ("ROIC")
Return on Revenue Earning Equipment

Total Shareholder Return Amount	$ 274.39	320.76	135.70
Peer Group Total Shareholder Return Amount	186.94	225.20	149.21
Net Income (Loss)	$ 330,000,000	$ 224,000,000	$ 74,000,000
Company Selected Measure Amount	1,227,000,000	895,000,000	689,000,000
PEO Name	Mr. Silber
Additional 402(v) Disclosure [Text Block]
We provide below the "pay versus performance" disclosure as required pursuant to Item 402(v) of Regulation S-K promulgated under the Exchange Act. We have included:
•A list of the most important measures that our Compensation Committee used in 2022 to link a measure of pay, calculated in accordance with Item 402(v) (referred to as "compensation actually paid," or "CAP"), to Company performance;
•A table that compares the total compensation of our NEOs as presented in the Summary Compensation Table ("SCT") to CAP and that compares CAP to specified performance measures; and
•Graphs that describe:
◦the relationship between our total shareholder return ("TSR") and the TSR of our Peer Group as defined in "Compensation Discussion and Analysis"; and
◦the relationships between CAP and our cumulative TSR, GAAP Net Income and Adjusted EBITDA, our Company selected measure.
The disclosure does not necessarily reflect value actually realized by the NEOs or how our Compensation Committee evaluates compensation decisions in light of Company or individual performance. In particular, our Compensation Committee has not used CAP as a basis for making compensation decisions, nor does it use GAAP Net Income, TSR, or Peer Group TSR for purposes of determining incentive compensation. Refer to our "Compensation Discussion and Analysis" for a discussion of our executive compensation program objectives and the ways in which we align executive compensation pay with performance.
Performance Measures Used for Linking Pay and Performance
The following is a list of performance measures, which in our assessment represent the most important performance measures we use to link compensation actually paid to the NEOs for 2022. Each metric below is used for purposes of determining payouts under either our EICP or vesting of our PSUs. The role of each of these performance measures on our NEOs’ compensation is discussed in "Compensations Discussion and Analysis" in this proxy statement.
Represents the cumulative TSR of our peer group, as defined in the "Compensation Discussion and Analysis," for an initial investment of $100 on December 31, 2019 through and including the end of the fiscal year for each row in the table.
In the tables above, the unvested equity values are computed in accordance with the methodology used for financial reporting purposes, and for unvested awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year. Categories with no values are excluded from the reconciliation table above, which include: Vesting Date Fair Value of Equity Awards Granted During the Year that Vested During the Year, Value of Dividends or Other Earnings on Stock or Option Awards, and Pension Service Cost.
Relationship between Pay and Performance
Below are graphs showing the relationship of CAP to our CEO and other NEOs in 2020, 2021 and 2022 to (1) TSR of both the Company and our peer group, (2) GAAP Net Income and (3) Adjusted EBITDA.
CAP, as required under SEC rules, reflects adjusted values to unvested and vested equity awards during the years shown in the table based on year-end stock prices, various accounting valuation assumptions, and projected performance but does not reflect actual amounts paid out for those awards. CAP fluctuates due to stock price movement and varying levels of projected and actual achievement of performance goals. For a discussion of how our Compensation Committee assessed our performance and our pay each year, see “Compensation Discussion and Analysis” in this proxy statement and in the proxy statements for 2020 and 2021.

Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Non-GAAP Measure Description [Text Block]	Our Adjusted EBITDA, which is the Company-Selected Measure, as calculated for purposes of our EICP. Adjusted EBITDA is a non-GAAP financial measure and is defined in the appendix beginning on page A-1.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Equipment Rental Revenue Growth
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	REBITDA Margin
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Return on Invested Capital ("ROIC")
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Return on Revenue Earning Equipment
PEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (3,100,190)	$ (2,600,058)	$ (2,400,049)
PEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,665,251	10,860,919	6,331,064
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,149,320)	14,553,120	523,492
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	440,868	1,736,342	(2,009,218)
Non-PEO NEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(675,267)	(575,060)	(662,534)
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	798,319	2,402,092	1,656,789
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,423,222)	3,495,085	145,574
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 89,812	$ 476,302	$ (248,801)